Financial Instruments Risk Management - Schedule of Foreign Exchange Currency Exposure of Financial Instruments by Currency (Details)
€ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Financial Instruments [Line Items]
Derivatives	[1]						$ (2,037)
Long-term debt		$ (5,411,208)					(2,353,579)	[1]
Derivatives		16,493
Customer deposits		$ (423,739)					$ (349,766)	[1]
Foreign Exchange Risk
Disclosure Of Financial Instruments [Line Items]
Cash			$ 3,279	€ 102,757	£ 150,372	$ 10,098
Restricted cash			5,837	998
Equity in unquoted companies – FVTPL | €				6,138
Accounts receivable			2,681	52,127	48,984	8,884
Derivatives | €				42,983
Accounts payable and accrued liabilities			(46,700)	(52,457)	(176,978)	(10,811)
Long-term debt | €				(951,980)
Derivatives				(1,843)	(12,819)
Customer deposits			$ (39,120)	€ (83,582)	£ (53,418)	$ (407)

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.